Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation and Qualifying Accounts
Schedule II. Valuation and Qualifying Accounts
Lions Gate Entertainment Corp.
March 31, 2024
(In Millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses (1)	Charged to Other Accounts		Deductions		Balance at End of Period
Year Ended March 31, 2024:
Reserves:
Returns and allowances	$17.6	$33.1	$—		$(32.8	) (3)	$17.9
Provision for doubtful accounts	$9.2	$0.5	$1.3	(2)	$(3.8	) (4)	$7.2
Deferred tax valuation allowance	$455.7	$164.7	$187.9	(5)	$—		$808.3
Year Ended March 31, 2023:
Reserves:
Returns and allowances	$19.3	$40.6	$—		$(42.3	) (3)	$17.6
Provision for doubtful accounts	$11.5	$1.1	$—		$(3.4	) (4)	$9.2
Deferred tax valuation allowance	$362.8	$115.9	$(23.0	) (5)	$—		$455.7
Year Ended March 31, 2022:
Reserves:
Returns and allowances	$26.1	$44.4	$—		$(51.2	) (3)	$19.3
Provision for doubtful accounts	$6.5	$5.3	$—		$(0.3	) (4)	$11.5
Deferred tax valuation allowance	$350.9	$40.4	$(28.5	) (5)	$—		$362.8

(1)	Charges for returns and allowances are charges against revenue.
(2)	Opening balances due to the acquisition of eOne on December 27, 2023.
(3)	Actual returns and fluctuations in foreign currency exchange rates.
(4)
Uncollectible accounts written off and fluctuations in foreign currency exchange rates. Amounts for the year ended March 31, 2023 include $2.5 million related to accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

(5)
Valuation allowance adjustments recorded in other comprehensive income and primarily associated with hedging activity. Amounts for the year ended March 31, 2024 also include an opening balance of $187.0 million due to the acquisition of eOne on December 27, 2023.